Operating Lease Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Operating Lease Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under non-cancelable operating leases as of December 31, 2017 are as follows:

(In thousands)	Future Minimum Lease Payments
Year:
2018	$8,720
2019	7,592
2020	6,527
2021	5,937
2022	5,684
Thereafter	91,321
Total	$125,781